COLLATERALIZED TRANSACTIONS	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
COLLATERALIZED TRANSACTIONS
COLLATERALIZED TRANSACTIONS

15.    COLLATERALIZED TRANSACTIONS

The Group engages in margin financing transactions with its clients. Margin loans generated from margin lending activity are collateralized by cash and/or client-owned securities held by the Group. The Group monitors the required margin and collateral level on a daily basis in compliance with regulatory and internal guidelines and controls its risk exposure through risk management system. Under applicable agreements, clients are required to deposit additional collateral or reduce holding positions, when necessary to avoid forced liquidation of their positions.

Pursuant to the authorization obtained from margin clients, the Group further repledges the collaterals to commercial banks or other financial institutions to obtain the funding for the margin or other businesses.

The following table summarizes the amounts of margin loans and clients’ collaterals received and repledged by the Group as of December 31, 2021 and June 30, 2022:

	As of December 31,	As of June 30,
	2021	2022

	(HK$ in thousands)

Margin loan extended to margin clients (net)	29,084,958	26,702,485
Securities purchased under agreements to resell transactions	106,203	—
Collateral received from margin clients	119,745,500	119,991,002
Collateral received from brokers	144,156	—
Collateral repledged to commercial banks and other financial institutions	20,953,603	12,830,183

The Group also engaged in securities borrowing and lending transactions which require it to deposit cash collateral with the securities lenders and receive the cash collateral from the borrowers. The cash collateral is generally in excess of the market value of the securities borrowed and lent. The Group monitors the market value of securities borrowed and loaned on a daily basis, with additional collateral obtained or refunded as permitted contractually.

The following table summarizes the amounts of market value of securities borrowed and lent and cash collateral received and deposited as of December 31, 2021 and June 30, 2022:

	As of December 31,	As of June 30,
	2021	2022

	(HK$ in thousands)
Securities borrowed and lent (1)	8,436,638	15,354,335
Cash collateral deposited with lenders	3,120,123	1,045,657
Cash collateral received from borrowers	9,737,786	17,733,171

(1)	Borrowed securities includes securities borrowed from margin clients under authorization, in this case no cash collateral is required.

15.    COLLATERALIZED TRANSACTIONS

The Group engages in margin financing transactions with its clients. Margin loans generated from margin lending activity are collateralized by cash and/or client-owned securities held by the Group. The Group monitors the required margin and collateral level on a daily basis in compliance with regulatory and internal guidelines and controls its risk exposure through risk management system. Under applicable agreements, clients are required to deposit additional collateral or reduce holding positions, when necessary to avoid forced liquidation of their positions.

Pursuant to the authorization obtained from margin clients, the Group further repledges the collaterals to commercial banks or other financial institutions to obtain the funding for the margin or other businesses.

The following table summarizes the amounts of margin loans and clients’ collaterals received and repledged by the Group as of December 31, 2021 and September 30, 2022:

	As of December 31,	As of September 30,
	2021	2022

	(HK$ in thousands)
Margin loan extended to margin clients(net)	29,084,958	27,762,353
Securities purchased under agreements to resell transactions	106,203	22,349
Collateral received from margin clients	119,745,500	105,695,849
Collateral received from brokers	144,156	29,207
Collateral repledged to commercial banks and other financial institutions	20,953,603	13,099,509

The Group also engaged in securities borrowing and lending transactions which require it to deposit cash collateral with the securities lenders and receive the cash collateral from the borrowers. The cash collateral is generally in excess of the market value of the securities borrowed and lent. The Group monitors the market value of securities borrowed and loaned on a daily basis, with additional collateral obtained or refunded as permitted contractually.

The following table summarizes the amounts of market value of securities borrowed and lent and cash collateral received and deposited as of December 31, 2021 and September 30, 2022:

	As of December 31,	As of September 30,
	2021	2022

	(HK$ in thousands)
Securities borrowed and lent (1)	8,436,638	13,878,468
Cash collateral deposited with lenders	3,120,123	1,144,340
Cash collateral received from borrowers	9,737,786	14,676,066
(1)	Borrowed securities includes securities borrowed from margin clients under authorization, in this case no cash collateral is required.